CONCESSIONS PAYABLE - Summary of leases and grants related to concession payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases and grants under IFRS 16
Leases	R$ 755,188	R$ 1,005,912
Grants	2,784,932	1,859,467
Leases and grants related to concession payable	3,540,120	2,865,379
Current leases and grants related to concession payable	547,492	358,464
Non-current leases and grants related to concession payable	2,992,628	2,506,915
Leases and grants related to concession payable	3,540,120	2,865,379
Rumo Malha Sul S.A. [member]
Leases and grants under IFRS 16
Leases	309,269	452,701
Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Leases	363,588	422,173
Grants	1,673,889	919,011
Rumo Malha Oeste S.A. [member]
Leases and grants under IFRS 16
Leases	82,331	131,038
Malha Central S.A. [member]
Leases and grants under IFRS 16
Grants	R$ 1,111,043	R$ 940,456